Employee Post-retirement Benefits - Summary of Benefit Obligation, Plan Assets and Funded Status (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Change in benefit obligation
Service cost	$ 2
Interest cost	1
Change in plan assets
Plan assets - beginning of year	0
Plan assets at fair value - end of year	8
Postemployment retirement benefits
Change in benefit obligation
Benefit obligation - beginning of year	0
Service cost	2
Interest cost	1
Actuarial loss	(2)
Foreign exchange rate changes	5
Benefit obligation - end of year	93
Change in plan assets
Plan assets - beginning of year	0
Actual return on plan assets	3
Employee contributions	0
Foreign exchange rate changes	5
Plan assets at fair value - end of year	96
Funded status - plan surplus	3
U.S. | Postemployment retirement benefits
Change in benefit obligation
Benefit obligation transferred	8
Change in plan assets
Fair value of plan assets transferred	9
Canada | Postemployment retirement benefits
Change in benefit obligation
Benefit obligation transferred	79
Change in plan assets
Fair value of plan assets transferred	$ 79